Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Interest earned	$ 85,393	$ 465,999	$ 419,894
Federal depository insurance coverage	250,000	250,000	250,000
Net liabilities			432	$ 48
Additional paid-in capital and accumulated deficit	(1,884,733)	$ (1,884,733)	(567,927)	$ 1,306,153
Offering costs			$ 3,392,993
Warrants to purchase shares of common stock, shares (in Shares)			10,451,087
Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues and expenses percentage		10.00%		10.00%
Net liabilities of our foreign subsidiaries	3,660,000	$ 3,660,000	$ 4,388,000
Net liabilities	4,614,000	4,614,000	5,057,000
Cash and cash equivalents	$ 980,000	$ 980,000	581,000	$ 500,000
Recognized interest expense			4,273,000
Additional paid-in capital and accumulated deficit			$ 11,144,000
Payment terms vary by arrangement			30 years
Advertising expense			$ 194,000	793,000
Contractual term			10 years
Operating lease right-of-use assets					$ 6,700,000
Operating lease liabilities					$ 6,400,000
Deferred rent liabilities de-recognized			$ 143,000
Interest expense recognized			11,144,000
Minimum [Member] | Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net liabilities of our foreign subsidiaries			4,388,000	4,067,000
Maximum [Member] | Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net liabilities			5,057,000	$ 4,504,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 19,946